Stradley Ronon Stevens & Young LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7098 T: (215) 564-8099 F: (215) 564-8120

May 2, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549
Attention: Filing Desk

Re:	Delaware Group Limited-Term Government Funds (the “Registrant”)
File Nos. 002-75526, 811-03363
Rule 497(j) Filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those filed in Post-Effective Amendment No. 73 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment was filed with the U.S. Securities and Exchange Commission electronically on April 30, 2014.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Sincerely,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik, Esq.

cc:           Jerel A. Hopkins, Esq.
Bruce G. Leto. Esq.